KSOP Plan: (Details Text) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash allocated to KSOP	$ 169,000	$ 127,000	$ 175,000
Share value allocated to KSOP		$ 110,690